Discontinued operations (Details Narrative) - Subsequent Event [Member] - Share Forfeiture and Mutual Release Agreement [Member]	Oct. 01, 2025 shares
Subsequent Event [Line Items]
Exchangeable shares forfeited and cancelled	18,839,332
Exchangeable shares cancelled	376,121